Income Tax - Reconciliation of Income Taxes at Statutory Rates (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings (loss) for the year	$ (1,749,870)	$ (672,915)
Expected income tax (recovery)	(181,189)	(108,533)
Change in statutory, foreign tax, foreign exchange rates and other	(51,491)	(32,104)
Permanent Difference	86,824	91,072
Change in unrecognized deductible temporary differences	$ 145,856	$ 49,565